VIA EDGAR

February 3, 2017

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	State Street Institutional Funds – State Street Institutional Strategic Investment Fund
File Nos. 333-29337 and 811-08257

Ladies and Gentlemen:

We are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information that mirrors the risk/return summary information in the prospectus supplement dated January 12, 2017 for the State Street Institutional Strategic Investment Fund (Accession No. 0001193125-17-008484).

If you should have any questions concerning this matter, please feel free to telephone me at (203) 708-2726.

Sincerely yours,

/s/ JoonWon Choe
JoonWon Choe
Secretary

cc: Paul Hastings LLP

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905